Trade Payables and Accruals	12 Months Ended
Jan. 31, 2024
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Trade Payables and Accruals
14.	TRADE PAYABLES AND ACCRUALS
The Company’s trade payables and accruals were as follows, as at:

	January 31, 2024	January 31, 2023
Trade payables	$1,026.8	$943.7
Wages and related employee accruals	128.2	203.5
Other accruals	295.4	401.0
Total trade payables and accruals	$1,450.4	$1,548.2